Note 12 - Right-of-Use Assets, Finance Lease Liabilities, Investments in Leaseback Vessels and Net Investment in Sales-type Leases (Details Textual) $ in Thousands	1 Months Ended												2 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	May 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 02, 2023 USD ($)	Mar. 30, 2023 USD ($)
Finance Lease, Liability			$ 26,561											$ 25,244		$ 26,561
Finance Lease, Right-of-Use Asset, Amortization														111	$ 693
Sale Leaseback Transaction, Net Book Value			$ 39,211											38,518		$ 39,211
Finance Lease, Interest Expense														$ 121	769
Number of Dry-bulk Vessels			42											37		42
Vela and Vulpecula [Member]
Sales-type Lease, Selling Profit (Loss)													$ 29,579
Sales-type and Direct Financing Leases, Interest Income														$ 24,806	$ 11,739
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2021 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		4 years 9 months
Direct Financing Lease, Lease Receivable																		$ 9,479
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														5,268
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2022, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		5 years 6 months
Direct Financing Lease, Lease Receivable																		$ 8,439
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2022, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		5 years
Direct Financing Lease, Lease Receivable																		$ 15,194
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														12,339
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2022, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		5 years
Direct Financing Lease, Lease Receivable																		$ 6,515
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														5,558
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, March 2023, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)												5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														10,654
Number of Dry-bulk Vessels												1
Payments to Acquire Lease Receivables												$ 12,250
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														10,749
Number of Dry-bulk Vessels											1
Payments to Acquire Lease Receivables											$ 12,250
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)										5 years			5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														8,547
Number of Dry-bulk Vessels										1			1
Payments to Acquire Lease Receivables										$ 10,350
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)									5 years						5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														7,652
Number of Dry-bulk Vessels									1						1
Payments to Acquire Lease Receivables									$ 9,350
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														8,809
Payments to Acquire Lease Receivables								$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														9,106
Payments to Acquire Lease Receivables								$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2023, 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														9,106
Payments to Acquire Lease Receivables								$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2023, 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														9,106
Payments to Acquire Lease Receivables								$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, August 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)							5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														11,964
Payments to Acquire Lease Receivables							$ 13,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, August 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)							5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														11,964
Payments to Acquire Lease Receivables							$ 13,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, September 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)						5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														7,868
Number of Dry-bulk Vessels						1
Payments to Acquire Lease Receivables						$ 8,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, September 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)						5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														12,785
Payments to Acquire Lease Receivables						$ 14,400
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, October 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)					5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														7,929
Number of Dry-bulk Vessels					1
Payments to Acquire Lease Receivables					$ 8,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, November 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)				5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														7,412
Number of Dry-bulk Vessels				1
Payments to Acquire Lease Receivables				$ 8,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years													5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														11,364
Number of Dry-bulk Vessels			1													1
Payments to Acquire Lease Receivables																$ 12,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years													5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														10,826
Number of Dry-bulk Vessels			1													1
Payments to Acquire Lease Receivables			$ 11,700
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2023, 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years													5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														6,797
Number of Dry-bulk Vessels			1													1
Payments to Acquire Lease Receivables			$ 7,350
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2023, 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years													5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														6,159
Number of Dry-bulk Vessels			1													1
Payments to Acquire Lease Receivables																$ 6,485
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2023, 5 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years													5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														13,128
Number of Dry-bulk Vessels			1													1
Payments to Acquire Lease Receivables																$ 14,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, February 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)		5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														6,015
Number of Dry-bulk Vessels		1
Payments to Acquire Lease Receivables		$ 6,325
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, February 2024, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)		5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														13,972
Number of Dry-bulk Vessels		1
Payments to Acquire Lease Receivables		$ 14,600
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														8,217
Number of Dry-bulk Vessels	1
Payments to Acquire Lease Receivables	$ 8,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2024, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss														$ 23,659
Number of Dry-bulk Vessels														1
Payments to Acquire Lease Receivables	$ 24,000
Sale Leaseback Transactions Regarding the Vessel Polar Brasil S&L [Member]
Finance Lease, Liability																	$ 28,064
Debt Instrument, Interest Rate, Stated Percentage																	6.04%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 23,113